Organization (Details Textual) - CNY (¥) ¥ in Thousands		8 Months Ended	12 Months Ended
		Aug. 18, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization (Textual)
Shareholders rights, description			The shareholding including but not limited to (1) attend shareholders' meetings of Big Cloud Network; (2) exercise all the shareholders' rights, including voting rights; and (3) designate and appoint on behalf of each shareholder the senior management members of Big Cloud Network.
Consolidated VIEs contribution from revenue, percentage			21.00%	29.00%	27.00%
Consolidated VIEs contribution from consolidated total assets, percentage			17.00%	23.00%
Consolidated VIEs contribution from consolidated total liabilities, percentage			37.00%	41.00%
Nominee Shareholders and Borqs Beijing [Member]
Organization (Textual)
Purchase consideration			¥ 10
Investment Options, Expiration Date			Jun. 22, 2024
Agreement term			10 years
Borqs Beijing Ltd. [Member]
Organization (Textual)
Provide interest free loans			¥ 50
Equity Method Investment, Ownership Percentage	[1]		100.00%
Yuantel (Beijing) Investment Management Co., Ltd. [Member]
Organization (Textual)
Equity Method Investment, Ownership Percentage	[2],[3]		79.00%
Borqs Beijing and Big Cloud Network [Member]
Organization (Textual)
Investment Options, Expiration Date			Jun. 22, 2024
Agreement term			10 years
Equity Method Investment, Ownership Percentage			79.00%
Yuantel Telecom [Member]
Organization (Textual)
Equity Method Investment, Ownership Percentage	[2],[3]		75.05%
BORQS International Holding Corp. [Member]
Organization (Textual)
Equity interest, percentage		100.00%

[1]	Collectively, the "PRC Subsidiaries".
[2]	Collectively, the "Consolidated VIEs".
[3]	On July 11, 2014, Borqs International through Big Cloud Network acquired controlling interest in Yuantel Investment and its subsidiary.